Property, Plant and Equipment - Acquired assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Right to land and buildings and leasehold improvements	€ 15,737	€ 13,807
Vehicles	87	87
Technical equipment and machinery	16,815	15,643
Office and other equipment	3,533	4,275
Assets under construction	8,684	2,887
Carrying amount	€ 44,856	€ 36,699